                        SUPPLEMENT DATED JULY 19, 2002
                                      TO
                      MONY VARIABLE ACCOUNT L PROSPECTUS
                               DATED MAY 1, 2002
                                      FOR
                         MONY VARIABLE UNIVERSAL LIFE

                   VARIABLE UNIVERSAL LIFE INSURANCE POLICY

                                   Issued by
                          MONY Life Insurance Company

Effective July 19, 2002, this Supplement corrects certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

1. Page 4 - Replace the next to last sentence appearing in the "Portfolio Expenses" section with the following sentence:

 These charges vary by portfolio and during 2001, ranged from 0.50% to 2.12% per year.

2. Page 5 - Replace the Pro Forma Annual Expenses for the Year Ended December 31, 2001 reported for The Alger American Fund portfolios to include Other Expenses as follows:

                                                                     Distribution and
                                   Management Fees Other Expenses  Service (12b-1) Fees Total Expenses
                                   (After Waivers/ (After Waivers/   (After Waivers/    (After Waivers/
        Name of Portfolio          Reimbursements) Reimbursements)   Reimbursements)    Reimbursements)
        -----------------          --------------- --------------- -------------------- ---------------
The Alger American Fund
   [_]Alger American Balanced
      Portfolio...................      0.75%           0.10%              N/A               0.85%
   [_]Alger American MidCap Growth
      Portfolio...................      0.80%           0.08%              N/A               0.88%

Registration No. 333-72590                                        Form No. 14540 SL (Supp 7/19/02)
                                                                  Form No. 14553 SA (Supp 7/19/02)